Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
American Conservative Values ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	20.68%	23.84%	(15.71%)	28.95%